Expense Example {- Investor Freedom® 2030 Portfolio} - 02.28 VIP Investor Freedom Funds Investor Combo PRO-10 - Investor Freedom® 2030 Portfolio - VIP Investor Freedom 2030 Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 66
3 years	208
5 years	362
10 years	$ 810